FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Foreign Currency Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Equity	$ (1,008,244)	$ (596,331)	$ (596,331)	$ (2,419)
Foreign Currency Risk [Member]
Financial Liabilities [Abstract]
Net exposure	8,326,535	1,601,984
Foreign Currency Risk [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	8,498,094	2,040,266
Foreign Currency Risk [Member] | Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	(171,559)	(438,282)
10% Increase [Member] | A$ [Member]
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Profit or loss	832,653	160,198
Equity	832,653	160,198
10% Decrease [Member] | A$ [Member]
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Profit or loss	(832,653)	(160,198)
Equity	$ (832,653)	$ (160,198)